Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2271	1.1234
Annual average rate	1.1411	1.1196	1.1813
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.3649	1.3204
Annual average rate	1.2836	1.2768	1.3356
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1360	1.0350
Annual average rate	1.0659	1.0062	1.0228
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7720	0.7023
Annual average rate	0.6905	0.6954	0.7478
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7849	0.7696
Annual average rate	0.7463	0.7535	0.7719
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0097	0.0092
Annual average rate	0.0094	0.0092	0.0091
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1530	0.1437
Annual average rate	0.1450	0.1448	0.1514